Document And Entity Information	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Entity Registrant Name	COSTAMARE INC.
Document, Type	6-K
Document, Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--12-31
Entity, File Number	001-34934
Entity, Address, Address Line One	7 rue du Gabian
Entity, Address, City or Town	MC
Entity, Address, Postal Zip Code	98000
Entity, Address, Country	MC
Amendment Flag	false
Entity Central Index Key	0001503584